Effects of changes in currency exchange rate (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other non-current financial assets	$ 30,060,601	$ 29,981,745
Trade and other non-current receivables	5,966,414	3,313,742
Other non-current non-financial assets	13,674,236	12,311,027
Non-current receivables due from related parties	844,344	42,506
Investments accounted for using equity method	139,746,921	149,593,180	$ 140,926,012
Intangible assets other than goodwill	244,632,721	153,123,207	172,389,672
Goodwill	161,583,233	127,592,056
Property, plant and equipment	1,522,708,449	1,273,987,695	1,356,846,302
Investment property	12,666,980	8,121,156	$ 10,283,994
Right-of-use assets	45,017,172	35,745,221
Deferred tax assets	41,549,079	28,451,658
Non-current assets	2,218,450,150	1,822,263,193
Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial assets	30,060,601	29,981,745
Trade and other non-current receivables	2,245,560	2,207,319
Right-of-use assets	41,832,914	30,661,437
Non-current assets	74,139,075	62,850,501
Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Trade and other non-current receivables	59,475	93,543
Other non-current non-financial assets	5,931,535	7,502,550
Non-current receivables due from related parties	844,344	42,506
Investments accounted for using equity method	14,446,708	12,473,973
Intangible assets other than goodwill	102,103,411	93,780,810
Goodwill	78,918,309	79,120,778
Property, plant and equipment	1,014,562,371	990,106,233
Investment property	3,272,632	3,300,887
Right-of-use assets	2,288,216	2,365,647
Deferred tax assets	32,066,798	24,961,135
Non-current assets	1,254,493,799	1,213,748,062
Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Trade and other non-current receivables	3,661,379	1,012,880
Other non-current non-financial assets	7,682,140	4,773,697
Investments accounted for using equity method	1,380,017	9,694,302
Intangible assets other than goodwill	111,983,717	43,067,681
Goodwill	60,204,613	27,728,301
Property, plant and equipment	430,015,212	219,700,188
Investment property	9,394,348	4,820,269
Right-of-use assets	9,305	2,543,786
Deferred tax assets	6,375,839	1,474,155
Non-current assets	630,706,570	314,815,259
Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Other non-current non-financial assets	11,248	16,087
Intangible assets other than goodwill	4,941,055	4,959,318
Goodwill	5,186,877	5,155,840
Property, plant and equipment	15,961,195	14,989,123
Right-of-use assets	461,687	174,351
Deferred tax assets	652,186	571,790
Non-current assets	27,214,248	25,866,509
Paraguayan Guarani [Member]
IfrsStatementLineItems [Line Items]
Other non-current non-financial assets	49,313	18,693
Intangible assets other than goodwill	17,791,810	4,423,253
Goodwill	5,702,154	5,401,679
Property, plant and equipment	31,224,130	22,799,672
Right-of-use assets	425,050
Deferred tax assets	541,241	68,224
Non-current assets	55,733,698	32,711,521
Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method	896,458	863,171
Deferred tax assets	1,913,015	1,349,518
Non-current assets	2,809,473	2,212,689
Others Currencies [Member]
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method	123,023,738	126,561,734
Property, plant and equipment	11,740	13,281
Deferred tax assets		26,836
Non-current assets	123,035,478	126,601,851
Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	7,812,728	6,892,145
Goodwill	11,571,280	10,185,458
Property, plant and equipment	30,933,801	26,379,198
Non-current assets	$ 50,317,809	$ 43,456,801